Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Tax-Aware Overlay C Portfolio

June 30, 2023 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 64.4%
Long-Term Municipal Bonds – 64.4%
American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(a)	$	235	$248,582

California – 52.0%
Anaheim Housing & Public Improvements Authority (City of Anaheim CA Electric System Revenue) Series 2020 2.792%, 10/01/2032		1,150	974,468
Bay Area Toll Authority Series 2021 4.31% (MUNIPSA + 0.30%), 04/01/2056(b)		2,000	1,951,432
4.42% (MUNIPSA + 0.41%), 04/01/2056(b)		2,000	1,944,988
California Community Choice Financing Authority (American International Group, Inc.) Series 2023-D 5.50%, 05/01/2054		1,000	1,055,134
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054		2,500	2,615,248
California Community Choice Financing Authority (Goldman Sachs Group, Inc. (The)) Series 2021 4.00%, 10/01/2052		1,300	1,294,446
Series 2023 5.00%, 12/01/2053		2,130	2,222,466
California Community Choice Financing Authority (Morgan Stanley) Series 2023 5.00%, 07/01/2053		1,000	1,050,660
5.014% (SOFR + 1.63%), 07/01/2053(b)		1,200	1,200,976
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(a)		615	472,970
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 4.00%, 08/01/2046(a)		500	410,558
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 4.00%, 02/01/2050(a)		595	442,954
California Educational Facilities Authority (University of the Pacific) Series 2015 5.00%, 11/01/2027		2,000	2,092,434

	Principal Amount (000)		U.S. $ Value

California Enterprise Development Authority (Rocketship Education Obligated Group) Series 2022 4.00%, 06/01/2031(a)	$	540	$491,526
California Health Facilities Financing Authority (CommonSpirit Health) Series 2020-A 4.00%, 04/01/2035		1,850	1,862,098
California Health Facilities Financing Authority (Sutter Health Obligated Group) Series 2018-A 5.00%, 11/15/2030		900	974,002
California Infrastructure & Economic Development Bank (California Academy of Sciences) Series 2021 4.36% (MUNIPSA + 0.35%), 08/01/2047(b)		2,000	1,977,208
California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) Series 2023 3.65%, 01/01/2050(a)		5,000	4,978,848
7.75%, 01/01/2050(a)		230	229,348
California Municipal Finance Authority (Anaheim Electric Utility Fund) Series 2015-B 5.00%, 10/01/2026		1,000	1,042,978
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 5.00%, 12/31/2028		1,700	1,797,294
5.00%, 06/30/2029		1,000	1,058,602
California Municipal Finance Authority (United Airlines, Inc.) Series 2019 4.00%, 07/15/2029		2,140	2,115,646
California Pollution Control Financing Authority (San Diego County Water Authority Desalination Project Pipeline) Series 2019 5.00%, 07/01/2029(a)		450	470,374
California Public Finance Authority (California University of Science & Medicine Obligated Group) Series 2019 6.25%, 07/01/2054(a)		1,000	1,058,918
California School Finance Authority (Classical Academy Obligated Group) Series 2022 5.00%, 10/01/2042(a)		1,000	1,023,154
California School Finance Authority (Fenton Charter Public Schools) Series 2020-A 4.00%, 07/01/2030(a)		600	582,622

	Principal Amount (000)		U.S. $ Value

California School Finance Authority (Rocketship Education Obligated Group) Series 2015-A 4.25%, 03/01/2028(a)	$	460	$450,282
California State University Series 2020-D 1.49%, 11/01/2028		400	341,138
Series 2021-B 2.274%, 11/01/2034		2,000	1,553,584
California Statewide Communities Development Authority (Lancer Educational Housing LLC) Series 2019 5.00%, 06/01/2034(a)		375	370,332
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2041(a)		1,000	984,100
Series 2018-A 5.00%, 12/01/2028(a)		500	512,506
California Statewide Communities Development Authority (Methodist Hospital of Southern California Obligated Group) Series 2018 5.00%, 01/01/2028		2,915	3,065,290
5.00%, 01/01/2029		2,790	2,933,866
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.00%, 07/01/2024(a)		40	39,874
5.00%, 07/01/2029(a)		215	215,384
City of Los Angeles CA Series 2023 5.00%, 06/27/2024(c)		1,000	1,016,584
City of Los Angeles Department of Airports Series 2016-A 5.00%, 05/15/2026 (Pre-refunded/ETM)		215	225,286
Series 2017-A 5.00%, 05/15/2030		3,585	3,779,022
Series 2018-D 5.00%, 05/15/2026		2,890	3,005,440
Series 2019 5.00%, 05/15/2031		485	524,766
City of Roseville CA (Fiddyment Ranch Community Facilities District No. 1) Series 2017 5.00%, 09/01/2031		1,000	1,049,018
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.00%, 09/01/2031		305	316,648

	Principal Amount (000)		U.S. $ Value

City of San Jose CA Airport Revenue (Norman Y Mineta San Jose International Airport SJC) Series 2014-A 5.00%, 03/01/2024	$	1,955	$1,969,562
Series 2014-B 5.00%, 03/01/2026		2,360	2,386,050
CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series A-2 4.00%, 08/01/2047(a)		350	293,115
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 4.00%, 08/01/2047(a)		290	243,324
Coronado Community Development Agency Successor Agency Series 2018-A 5.00%, 09/01/2033		2,520	2,623,622
County of Los Angeles CA Community Facilities District No. 2021-01 Series 2022 5.00%, 09/01/2042		1,800	1,830,660
County of San Diego CA (County of San Diego CA COP) Series 2014-A 5.00%, 10/15/2027		1,250	1,283,180
5.00%, 10/15/2028		1,300	1,334,176
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.35%, 04/01/2047(a)		500	386,064
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.60%, 05/01/2047(a)		950	744,782
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(a)		1,000	757,128
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 3.50%, 10/01/2046(a)		700	530,406
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A1 2.875%, 08/01/2041(a)		945	825,802
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(a)		500	400,770

	Principal Amount (000)		U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 2.65%, 12/01/2046(a)	$	995	$766,706
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 3.50%, 05/01/2047(a)		1,000	793,646
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(a)		400	301,516
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 4.00%, 10/01/2048(a)		1,000	718,074
Fremont Community Facilities District No. 1 Series 2015 5.00%, 09/01/2028		1,505	1,551,696
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization Corp. Lease) Series 2021 1.40%, 06/01/2025		1,000	920,946
Irvine Unified School District Series 2017-A 5.00%, 09/01/2023		920	921,474
Los Angeles Department of Water & Power Power System Revenue Series 2020-B 5.00%, 07/01/2028		365	405,904
5.00%, 07/01/2029		455	516,768
Metropolitan Water District of Southern California Series 2021-D 4.15% (MUNIPSA + 0.14%), 07/01/2037(b)		1,000	999,014
Middle Fork Project Finance Authority Series 2020 5.00%, 04/01/2033		450	488,458
Newport Mesa Unified School District Series 2020 5.00%, 08/01/2024		510	520,514
Oakland Unified School District/Alameda County Series 2015-A 5.00%, 08/01/2026		1,025	1,064,398
Regents of the University of California Medical Center Pooled Revenue Series 2022 5.00%, 05/15/2039		3,000	3,409,642

	Principal Amount (000)		U.S. $ Value

River Islands Public Financing Authority (River Islands Public Financing Authority Community Facilities District No. 2003-1) Series 2022 4.50%, 09/01/2037	$	1,000	$955,874
5.00%, 09/01/2042		1,000	958,608
Romoland School District Series 2015 5.00%, 09/01/2023		300	300,466
Sacramento County Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District) Series 2014-A 5.00%, 12/01/2029		2,000	2,038,348
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 4.252% (LIBOR 3 Month + 0.57%), 06/01/2039(b)		1,450	1,296,266
San Diego Association of Governments (State of California DOT Fed Hwy Grant) Series 2019 1.80%, 11/15/2027		220	203,698
San Diego County Water Authority Series 2021-A 5.00%, 05/01/2024		500	508,374
Saugus/Hart School Facilities Financing Authority (Saugus Union School District Community Facilities District No. 06-01) Series 2016 5.00%, 09/01/2027		750	773,094
State of California Series 2013-B 5.00%, 09/01/2023		5,635	5,652,032
Series 2023 6.00%, 03/01/2033		1,000	1,098,486
Stockton Redevelopment Agency Successor Agency AGM Series 2016-A 5.00%, 09/01/2025		1,900	1,964,686
Tobacco Securitization Authority of Southern California Series 2019 5.00%, 06/01/2030		960	1,059,590
University of California Series 2023-B 4.693%, 05/15/2033		1,500	1,490,906
Walnut Energy Center Authority Series 2014 5.00%, 01/01/2026		1,000	1,018,218
5.00%, 01/01/2028		1,800	1,830,856

			107,911,371

Colorado – 0.1%
Vauxmont Metropolitan District AGM Series 2020 5.00%, 12/01/2050		100	105,980

Florida – 0.1%
Capital Trust Agency, Inc. (Franklin Academy Series 2020 Obligated Group) Series 2020 5.00%, 12/15/2026(a)		100	99,997

	Principal Amount (000)		U.S. $ Value

County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2031	$	100	$69,800

			169,797

Guam – 2.2%
Antonio B Won Pat International Airport Authority Series 2021-A 2.899%, 10/01/2027		200	175,914
3.489%, 10/01/2031		120	98,684
Guam Power Authority Series 2022-A 5.00%, 10/01/2028		1,000	1,058,114
Territory of Guam Series 2019 5.00%, 11/15/2031		85	87,700
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029		140	144,072
5.00%, 12/01/2030		225	231,478
5.00%, 12/01/2032		205	210,696
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015-D 5.00%, 11/15/2023		420	420,806
5.00%, 11/15/2025		350	354,732
5.00%, 11/15/2031		840	853,620
Territory of Guam (Territory of Guam Hotel Occupancy Tax) Series 2021-A 5.00%, 11/01/2040		1,000	1,007,833

			4,643,649

Illinois – 1.9%
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2023		100	99,927
5.00%, 09/01/2029		100	99,732
5.00%, 09/01/2033		100	98,430
Metropolitan Pier & Exposition Authority Series 2017-B 5.00%, 12/15/2030		1,400	1,468,558
State of Illinois Series 2014 5.00%, 05/01/2025		2,165	2,185,806

			3,952,453

Kentucky – 0.1%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) Series 2019 5.00%, 02/01/2027		140	145,674
5.00%, 02/01/2031		100	105,644

			251,318

	Principal Amount (000)		U.S. $ Value

Louisiana – 0.1%
Parish of St. James LA (NuStar Logistics LP) Series 2020 6.10%, 06/01/2038(a)	$	110	$118,584
6.10%, 12/01/2040(a)		100	107,802

			226,386

Michigan – 2.9%
City of Detroit MI Series 2018 5.00%, 04/01/2029		1,000	1,029,807
5.00%, 04/01/2030		600	617,268
Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2025		2,175	2,182,450
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 06/30/2030		2,000	2,095,018

			5,924,543

Missouri – 0.0%
Howard Bend Levee District XLCA Series 2005 5.75%, 03/01/2027		100	102,217

Nevada – 0.2%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(a)		410	381,662

Ohio – 0.3%
Ohio Air Quality Development Authority (Pratt Paper OH LLC) Series 2017 3.75%, 01/15/2028(a)		590	580,821

Puerto Rico – 1.9%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024		94	89,564
Zero Coupon, 07/01/2033		555	339,316
4.00%, 07/01/2033		130	123,508
5.25%, 07/01/2023		90	89,996
5.375%, 07/01/2025		255	261,294
5.625%, 07/01/2027		750	789,718
5.75%, 07/01/2031		100	109,222
HTA HRRB Custodial Trust Series 2022 5.50%, 07/01/2031		110	113,002
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2041		190	191,189

	Principal Amount (000)		U.S. $ Value

Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(a)	$	600	$616,730
5.00%, 07/01/2035(a)		250	252,938
Puerto Rico Highway & Transportation Authority Series 2022-B Zero Coupon, 07/01/2032		225	143,122
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026(d) (e)		995	696,500
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024		176	169,042

			3,985,141

Texas – 1.5%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)		1,010	983,278
Texas Municipal Gas Acquisition and Supply Corp. I (Bank of America Corp.) Series 2008-D 6.25%, 12/15/2026		2,140	2,229,868

			3,213,146

Washington – 0.5%
Kalispel Tribe of Indians Series 2018-A 5.00%, 01/01/2032(a)		990	1,016,514

Wisconsin – 0.5%
UMA Education, Inc. Series 2019 5.00%, 10/01/2023(a)		100	99,936
5.00%, 10/01/2025(a)		225	224,936
5.00%, 10/01/2026(a)		235	235,468
5.00%, 10/01/2027(a)		245	246,282
5.00%, 10/01/2028(a)		135	136,166
5.00%, 10/01/2029(a)		100	101,114

			1,043,902

Total Municipal Obligations (cost $139,026,059)			133,757,482

Company	Shares		U.S. $ Value

INVESTMENT COMPANIES – 15.1%
Funds and Investment Trusts – 15.1%(f)
iShares Core MSCI Emerging Markets ETF		227,886	$11,232,501
SPDR S&P 500 ETF Trust		45,594	20,210,908

Total Investment Companies (cost $21,263,158)			31,443,409

	Principal Amount (000)

COMMERCIAL MORTGAGE-BACKED SECURITIES – 3.6%
Agency CMBS – 3.6%
California Housing Finance Agency Series 2019-2, Class A 4.00%, 03/20/2033	$	2,100	2,062,074
Series 2021-2, Class A 3.75%, 03/25/2035		1,959	1,904,090
Series 2021-2, Class X 0.845%, 03/25/2035(g)		980	50,294
California Housing Finance Agency Series 2021-1, Class A 3.50%, 11/20/2035		2,562	2,396,882
Federal Home Loan Mortgage Corp. Series 2021-ML10, Class AUS 2.032%, 01/25/2038		1,247	955,074

Total Commercial Mortgage-Backed Securities (cost $8,846,796)			7,368,414

GOVERNMENTS - TREASURIES – 1.3%
United States – 1.3%
U.S. Treasury Notes 2.125%, 11/30/2023		200	197,344
2.625%, 02/15/2029(h) (i)		2,670	2,473,087

Total Governments - Treasuries (cost $2,981,341)			2,670,431

	Notional Amount

PURCHASED OPTIONS - PUTS – 0.5%
Options on Equity Indices – 0.5%
Euro STOXX 50 Index Expiration: Jun 2024; Contracts: 1,520; Exercise Price: EUR 3,600.00; Counterparty: UBS AG(e)	EUR	5,472,000	120,969
FTSE 100 Index Expiration: Apr 2024; Contracts: 380; Exercise Price: GBP 6,600.00; Counterparty: UBS AG(e)	GBP	2,508,000	46,835
Nikkei 225 Index Expiration: May 2024; Contracts: 23,000; Exercise Price: JPY 27,000.00; Counterparty: UBS AG(e)	JPY	621,000,000	95,215

	Notional Amount		U.S. $ Value

S&P 500 Index Expiration: Jun 2024; Contracts: 12,000; Exercise Price: USD 3,675.00; Counterparty: UBS AG(e)	USD	44,100,000	$833,771

Total Purchased Options - Puts (premiums paid $1,408,586)			1,096,790

	Principal Amount (000)

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
Risk Share Floating Rate – 0.0%
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C03, Class 2M2 8.05% (LIBOR 1 Month + 2.90%), 07/25/2024(b)	$	25	24,981
Series 2015-C02, Class 1M2 9.15% (LIBOR 1 Month + 4.00%), 05/25/2025(b)		30	30,918

Total Collateralized Mortgage Obligations (cost $54,450)			55,899

	Shares

SHORT-TERM INVESTMENTS – 12.7%
Investment Companies – 12.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.02%(f) (j) (k) (cost $26,261,416)		26,261,417	26,261,417

Total Investments – 97.6% (cost $199,841,806)(l)			202,653,842
Other assets less liabilities – 2.4%			4,943,380

Net Assets – 100.0%			$207,597,222

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
E-Mini Russell 2000 Futures	31	September 2023	$2,950,735	$2,986
Euro STOXX 50 Index Futures	91	September 2023	4,395,977	79,958
FTSE 100 Index Futures	46	September 2023	4,405,742	5,951
Hang Seng Index Futures	16	July 2023	1,920,061	215
Nikkei 225 (OSE) Futures	4	September 2023	919,505	32,495
OMXS 30 Index Futures	93	July 2023	1,997,258	957
S&P 500 E-Mini Futures	108	September 2023	24,236,550	744,502
S&P Mid 400 E-Mini Futures	9	September 2023	2,379,690	55,858
TOPIX Index Futures	34	September 2023	5,391,178	171,844
U.S. T-Note 2 Yr (CBT) Futures	55	September 2023	11,183,906	(134,947)
U.S. T-Note 10 Yr (CBT) Futures	134	September 2023	15,043,594	(161,205)
U.S. Ultra Bond (CBT) Futures	41	September 2023	5,584,969	67,356

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Sold Contracts
MSCI Emerging Markets Futures	19	September 2023	$948,005	$9,983
MSCI Singapore IX ETS Futures	23	July 2023	491,327	(1,031)
S&P/TSX 60 Index Futures	3	September 2023	551,923	(8,949)
SPI 200 Futures	25	September 2023	2,981,438	(37,482)

				$828,491

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	GBP	533	USD	660	07/21/2023	$(17,614)
Bank of America, NA	USD	4,205	GBP	3,375	07/21/2023	81,846
Bank of America, NA	EUR	738	USD	814	07/31/2023	7,655
Bank of America, NA	JPY	270,272	USD	1,941	08/25/2023	53,533
Barclays Bank PLC	USD	2,782	CAD	3,674	08/24/2023	(6,061)
Barclays Bank PLC	USD	1,357	SEK	14,324	09/13/2023	(24,031)
BNP Paribas SA	USD	1,519	NZD	2,466	08/24/2023	(5,832)
Citibank, NA	USD	4,219	AUD	6,186	08/25/2023	(91,546)
Deutsche Bank AG	USD	4,787	EUR	4,409	07/31/2023	30,136
Deutsche Bank AG	USD	2,582	CAD	3,455	08/24/2023	28,298
Goldman Sachs Bank USA	CHF	508	USD	564	07/21/2023	(3,757)
Goldman Sachs Bank USA	USD	944	GBP	739	07/21/2023	(4,775)
Goldman Sachs Bank USA	EUR	752	USD	818	07/31/2023	(4,096)
Goldman Sachs Bank USA	USD	4,932	EUR	4,482	07/31/2023	(35,756)
Goldman Sachs Bank USA	AUD	3,964	USD	2,696	08/25/2023	51,929
HSBC Bank USA	USD	774	EUR	708	07/31/2023	(808)
HSBC Bank USA	USD	895	NOK	9,396	09/13/2023	(17,317)
HSBC Bank USA	USD	678	SEK	7,222	09/13/2023	(5,874)
JPMorgan Chase Bank, NA	EUR	3,249	USD	3,554	07/31/2023	3,480
Morgan Stanley & Co. LLC	CHF	2,328	USD	2,609	07/21/2023	3,588
Morgan Stanley & Co. LLC	GBP	1,336	USD	1,700	07/21/2023	3,587
Morgan Stanley & Co. LLC	CAD	4,881	USD	3,664	08/24/2023	(23,704)
State Street Bank & Trust Co.	USD	449	GBP	355	07/21/2023	1,197
State Street Bank & Trust Co.	USD	236	EUR	220	07/31/2023	3,703
State Street Bank & Trust Co.	JPY	56,072	USD	399	08/25/2023	7,475
State Street Bank & Trust Co.	USD	239	JPY	33,918	08/25/2023	(1,702)
State Street Bank & Trust Co.	SEK	2,368	USD	221	09/13/2023	646
UBS AG	USD	7,439	JPY	1,024,538	08/25/2023	(283,137)

						$(248,937)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 40, 5 Year Index, 06/20/2028*	(5.00)%	Quarterly	4.29%	USD	6,600	$(196,509)	$(43,441)	$(153,068)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	3,700	01/15/2028	1.230%	CPI#	Maturity	$648,566	$—	$648,566
USD	1,575	01/15/2030	1.572%	CPI#	Maturity	263,796	—	263,796
USD	1,575	01/15/2030	1.587%	CPI#	Maturity	261,658	—	261,658
USD	240	01/15/2030	1.714%	CPI#	Maturity	37,096	—	37,096
USD	240	01/15/2030	1.731%	CPI#	Maturity	36,722	—	36,722
USD	1,300	01/15/2031	2.782%	CPI#	Maturity	84,976	—	84,976
USD	1,180	01/15/2031	2.680%	CPI#	Maturity	88,816	—	88,816
USD	1,030	01/15/2031	2.989%	CPI#	Maturity	46,400	—	46,400

						$1,468,030	$—	$1,468,030

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	1,600	04/20/2028	1 Day SOFR	3.478%	Annual	$(37,417)	$—	$(37,417)
USD	5,900	04/30/2030	1 Day SOFR	3.075%	Annual	(241,518)	—	(241,518)
USD	1,400	04/30/2030	1 Day SOFR	3.411%	Annual	(27,467)	—	(27,467)
USD	1,010	04/30/2030	1 Day SOFR	3.500%	Annual	(13,914)	—	(13,914)
USD	14,000	03/31/2033	3.120%	1 Day SOFR	Annual	563,652	—	563,652

						$243,336	$—	$243,336

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	21	$(4,552)	$(1,933)	$(2,619)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	70	(15,132)	(8,292)	(6,840)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	5	(984)	(523)	(461)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	11	(2,461)	(1,055)	(1,406)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	143	(30,879)	(16,300)	(14,579)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	145	(31,372)	(13,464)	(17,908)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	218	(46,995)	(19,651)	(27,344)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	27	(5,905)	(3,222)	(2,683)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	189	(40,721)	(16,527)	(24,194)

						$(179,001)	$(80,967)	$(98,034)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	USD	5,000	10/23/2026	2.310%	CPI#	Maturity	$280,961	$—	$280,961
Barclays Bank PLC	USD	5,000	12/04/2027	2.170%	CPI#	Maturity	538,927	—	538,927
Barclays Bank PLC	USD	1,000	10/23/2029	2.388%	CPI#	Maturity	51,113	—	51,113
Citibank, NA	USD	7,000	11/04/2023	1.900%	CPI#	Maturity	934,785	—	934,785
Citibank, NA	USD	3,000	07/20/2027	2.104%	CPI#	Maturity	348,510	—	348,510
Deutsche Bank AG	USD	4,000	09/04/2025	1.818%	CPI#	Maturity	517,471	—	517,471
JPMorgan Chase Bank, NA	USD	3,000	03/02/2024	2.175%	CPI#	Maturity	323,841	—	323,841
JPMorgan Chase Bank, NA	USD	5,000	07/20/2024	1.995%	CPI#	Maturity	592,562	—	592,562
JPMorgan Chase Bank, NA	USD	4,000	11/04/2026	2.015%	CPI#	Maturity	497,518	—	497,518
JPMorgan Chase Bank, NA	USD	7,000	12/27/2028	2.009%	CPI#	Maturity	856,097	—	856,097
JPMorgan Chase Bank, NA	USD	3,100	01/15/2030	3.493%	CPI#	Maturity	9,075	—	9,075
Morgan Stanley Capital Services LLC	USD	5,000	07/20/2032	2.158%	CPI#	Maturity	645,097	—	645,097

							$5,595,957	$—	$5,595,957

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	3,815	10/09/2029	1.125%	SIFMA*	Quarterly	$433,396	$—	$433,396

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	1,133	09/15/2023	$15,269

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2023, the aggregate market value of these securities amounted to $24,945,893 or 12.0% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2023.
(c)	When-Issued or delayed delivery security.
(d)	Defaulted.
(e)	Non-income producing security.
(f)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(g)	IO - Interest Only.
(h)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(i)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(j)	Affiliated investments.
(k)	The rate shown represents the 7-day yield as of period end.
(l)

As of June 30, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $20,216,960 and gross unrealized depreciation of investments was $(9,320,484), resulting in net unrealized appreciation of $10,896,476.

As of June 30, 2023, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.6% and 0.0%, respectively.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

AGM – Assured Guaranty Municipal

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

CPI – Consumer Price Index

DOT – Department of Transportation

ETF – Exchange Traded Fund

ETM – Escrowed to Maturity

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

LIBOR – London Interbank Offered Rate

MSCI – Morgan Stanley Capital International

MUNIPSA – SIFMA Municipal Swap Index

NATL – National Interstate Corporation

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

OTC – Over-the-Counter

SOFR – Secured Overnight Financing Rate

SPDR – Standard & Poor’s Depository Receipt

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

XLCA – XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay C Portfolio

June 30, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$133,757,482	$—	$133,757,482
Investment Companies	31,443,409	—	—	31,443,409
Commercial Mortgage-Backed Securities	—	7,368,414	—	7,368,414
Governments - Treasuries	—	2,670,431	—	2,670,431
Purchased Options - Puts	—	1,096,790	—	1,096,790
Collateralized Mortgage Obligations	—	55,899	—	55,899
Short-Term Investments	26,261,417	—	—	26,261,417

Total Investments in Securities	57,704,826	144,949,016	—	202,653,842
Other Financial Instruments(a):
Assets:
Futures	1,172,105	—	—	1,172,105
Forward Currency Exchange Contracts	—	277,073	—	277,073
Centrally Cleared Inflation (CPI) Swaps	—	1,468,030	—	1,468,030
Centrally Cleared Interest Rate Swaps	—	563,652	—	563,652
Inflation (CPI) Swaps	—	5,595,957	—	5,595,957
Interest Rate Swaps	—	433,396	—	433,396
Total Return Swaps	—	15,269	—	15,269
Liabilities:
Futures	(343,614)	—	—	(343,614)
Forward Currency Exchange Contracts	—	(526,010)	—	(526,010)
Centrally Cleared Credit Default Swaps	—	(196,509)	—	(196,509)
Centrally Cleared Interest Rate Swaps	—	(320,316)	—	(320,316)
Credit Default Swaps	—	(179,001)	—	(179,001)

Total	$58,533,317	$152,080,557	$—	$210,613,874

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for nine months ended June 30, 2023 is as follows:

Fund	Market Value 09/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 06/30/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$17,560	$188,019	$179,318	$26,261	$809